FAIR VALUE MEASUREMENTS - SCHEDULE OF FAIR VALUES AND CARRYING VALUES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current portion of long-term debt	$ 300,098	$ 243
Long-term portion	2,061,023	2,347,455
Long-term Debt	2,361,121	2,347,698
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt, Current Maturities, Fair Value	299,430	243
Current portion of long-term debt	300,098	243
Long-term Debt, Excluding Current Maturities, Fair Value	2,113,296	2,379,054
Long-term portion	2,061,023	2,347,455
Long-term Debt, Fair Value	2,412,726	2,379,297
Long-term Debt	$ 2,361,121	$ 2,347,698